VictoryShares Pioneer Asset-Based Income ETF Shareholder Fees	Jun. 30, 2026 USD ($)
VictoryShares Pioneer Asset-Based Income ETF | VictoryShares Pioneer Asset-Based Income ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0